SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund

December 31, 2023 (Unaudited)
Shares		Value
Common Stocks — 90.85%
Consumer Discretionary — 10.97%
26,570	Beazer Homes USA, Inc.*	$897,800
132,810	Destination XL Group, Inc.*	584,364
20,900	Genesco, Inc.*	735,889
45,340	G-III Apparel Group Ltd.*	1,540,653
2,710	Group 1 Automotive, Inc.	825,846
6,484	Malibu Boats, Inc., Class A*	355,453
6,630	Oxford Industries, Inc.	663,000
10,763	Patrick Industries, Inc.	1,080,067
15,840	Steven Madden Ltd.	665,280
		7,348,352
Consumer Staples — 2.22%
6,560	John B Sanfilippo & Son, Inc.	675,942
8,240	MGP Ingredients, Inc.	811,805
		1,487,747
Energy — 5.78%
24,720	Delek US Holdings, Inc.	637,776
43,540	Magnolia Oil & Gas Corp., Class A	926,967
19,040	Matador Resources Co.	1,082,614
33,740	Par Pacific Holdings, Inc.*	1,227,124
		3,874,481
Financials — 16.35%
9,100	AMERISAFE, Inc.	425,698
47,850	Banc of California, Inc.	642,626
6,670	Cambridge Bancorp	462,898
62,258	Compass Diversified Holdings	1,397,692
24,370	First Bancorp/Southern Pines, NC	901,934
19,970	German American Bancorp, Inc.	647,228
33,746	Mercantile Bank Corp.	1,362,663
12,930	Northrim BanCorp, Inc.	739,725
18,050	Preferred Bank/Los Angeles, CA	1,318,553
26,700	Silvercrest Asset Management Group, Inc., Class A	453,900
18,710	Southern First Bancshares, Inc.*	694,141
24,372	Stellar Bancorp, Inc.	678,516
9,450	Stewart Information Services Corp.	555,188
13,160	Stock Yards Bancorp, Inc.	677,608
		10,958,370
Health Care — 10.93%
37,010	Apollo Medical Holdings, Inc.*	1,417,483
21,370	Lantheus Holdings, Inc.*	1,324,940
106,140	Maravai LifeSciences Holdings, Inc., Class A*	695,217
149,330	MiMedx Group, Inc.*	1,309,624

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
35,440	Surmodics, Inc.*	$1,288,244
7,500	UFP Technologies, Inc.*	1,290,300
		7,325,808
Industrials — 22.58%
111,210	ACCO Brands Corp.	676,157
42,865	Allient Inc.	1,294,952
13,190	Barrett Business Services, Inc.	1,527,402
25,730	Bowman Consulting Group Ltd.*	913,930
7,738	Casella Waste Systems, Inc., Class A*	661,289
16,370	CBIZ, Inc.*	1,024,598
28,580	Columbus McKinnon Corp.	1,115,192
21,620	Douglas Dynamics, Inc.	641,682
39,136	Ducommun, Inc.*	2,037,420
26,386	Greenbrier Cos., Inc. (The)	1,165,733
88,030	Hudson Technologies, Inc.*	1,187,525
27,743	Insteel Industries, Inc.	1,062,279
4,900	Standex International Corp.	776,062
32,100	Thermon Group Holdings, Inc.*	1,045,497
		15,129,718
Information Technology — 13.72%
25,250	Cohu, Inc.*	893,597
37,500	Model N, Inc.*	1,009,875
25,300	Napco Security Technologies, Inc.	866,525
6,763	Novanta, Inc.*	1,138,957
8,860	Onto Innovation, Inc.*	1,354,694
11,402	PC Connection, Inc.	766,328
27,516	Sapiens International Corp. NV	796,313
6,680	Super Micro Computer, Inc.*	1,898,857
13,855	Vishay Precision Group, Inc.*	472,040
		9,197,186
Materials — 4.83%
54,039	FutureFuel Corp.	328,557
29,207	Koppers Holdings, Inc.	1,495,982
10,860	Materion Corp.	1,413,212
		3,237,751
Real Estate — 2.55%
75,810	Chatham Lodging Trust, REIT	812,683
15,700	Community Healthcare Trust, Inc., REIT	418,248
31,370	UMH Properties, Inc., REIT	480,589
		1,711,520

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund  (cont.)

December 31, 2023 (Unaudited)
Shares		Value
Utilities — 0.92%
11,710	Unitil Corp.	$615,595

Total Common Stocks		60,886,528
(Cost $37,239,624)
Exchange Traded Funds — 8.14%
11,210	iShares Biotechnology ETF	1,522,878
20,920	iShares Russell Microcap Index Fund	2,427,348
16,880	SPDR S&P Biotech ETF	1,507,215

Total Exchange Traded Funds		5,457,441
(Cost $5,193,453)

Investment Company — 1.08%
721,083	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1(a)	721,083

Total Investment Company		721,083
(Cost $721,083)

Total Investments		$67,065,052
(Cost $43,154,160) — 100.07%
Liabilities in excess of other assets — (0.07)%		(47,142)
NET ASSETS — 100.00%		$67,017,910

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
3